INCOME TAXES - Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1,	$ 295	$ 281	$ 297
Additions for tax positions of prior years	0	17	229
Reductions for tax positions of prior years	0	(3)	(250)
Additions for tax positions of current year	0	0	0
Settlements with tax authorities	0	0	5
Balance at December 31,	295	295	281
Unrecognized tax benefits that, if recognized, would impact the effective rate	$ 43	$ 43	$ 47